Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract With Customer Asset And Liability [Abstract]
Deferred revenue, current	$ 27,089	$ 27,191	$ 33,037